CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Comprehensive income, attributable to owners of parent	£ (1,370)	£ 4,834	£ 1,428